RECEIVABLES, NET - NON CURRENT AND CURRENT (Non-Current Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables, net [Abstract]
Receivables with related parties	$ 1,029	$ 147,285
Employee advances and loans	4,209	25,299
Advances to suppliers for the purchase of property, plant and equipment	66,840	218,503
Advances to suppliers for the purchase of property, plant and equipment with related parties	124,781	131,365
Other tax credits	318,305	237,530
Judicial deposits and other receivables	219,501	165,667
Others	69,237	35,649
Receivables, net – Non-current	$ 803,902	$ 961,298